Consolidated Balance Sheets (USD $)	Jan. 31, 2013	Jan. 31, 2012
ASSETS
Cash	$ 3,151	$ 24,467
Prepaids and other receivables	991	45,156
Total current assets	4,142	69,623
Equipment, net	12,224	16,713
Unproved mineral properties	852,611	796,828
Total assets	868,977	883,164
LIABILITIES AND STOCKHOLDERS' DEFICIT
Accounts payable	302,018	206,675
Accrued liabilities	142,126	121,701
Due to related parties	1,308,982	905,562
Notes payable to related party	334,128	236,820
Total liabilities	2,087,254	1,470,758
Common stock, $0.001 par value, authorized 500,000,000, 17,956,969 and 17,189,634 issued and outstanding at January 31, 2013 and 2012	17,957	17,190
Additional paid in capital	5,958,101	5,466,744
Deficit accumulated during the exploration stage	(7,085,429)	(5,985,007)
Accumulated other comprehensive loss	(108,906)	(86,521)
Total stockholders' deficit	(1,218,277)	(587,594)
Total liabilities and stockholders' deficit	$ 868,977	$ 883,164